Net Loss Per Common Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Weighted average number diluted shares outstanding adjustment	2,142,000	4,252,000	2,142,000	4,252,000	4,252,000	4,222,000
Warrants
Weighted average number diluted shares outstanding adjustment			0	2,000,000
Stock Options
Weighted average number diluted shares outstanding adjustment			2,142,000	2,252,000